Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands													3 Months Ended		12 Months Ended
	Dec. 12, 2021 USD ($) shares	Dec. 09, 2021 USD ($) installment	Nov. 19, 2021 USD ($) installment	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) Vote $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) installment $ / shares shares	Nov. 12, 2021 USD ($) USN ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($)	Feb. 12, 2021 USD ($) installment	Mar. 31, 2022 USD ($) Vote	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item Vote	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | item															5
Number of asset acquisition | item															1
Sale of stock, price per share (in usd per share) | $ / shares										$ 10.00
Consideration received on transaction										$ 275,000
Reverse recapitalization, net					$ 762,052
Reverse recapitalization, equity consideration, value					$ 595,468
Reverse recapitalization, equity consideration (in shares) | shares							51,300,000
Reverse recapitalization, equity consideration (in dollars per share) | $ / shares				$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Cash acquired through reverse recapitalization					$ 166,584
Proceeds from recapitalization transaction					333,946										$ 333,946	$ 0
Payments as a result of recapitalization transaction					$ 167,510										$ 167,510	0
Reverse recapitalization expenses	$ 39,914
Accrued reverse recapitalization costs	$ 6,769
Number of common stock, vote per share | Vote						1							1		1
Recapitalization exchange ratio				591	591	591	591	591	591
Adjustments to additional paid in capital, reverse recapitalization				$ 142,557	$ 142,557	$ 142,557	$ 142,557	$ 142,557	$ 142,557
Payment of deferred consideration liability for acquisition													$ (409)	$ 0	$ (50)	$ 0
Acquisition and integration expenses paid														$ 76	476
Common stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares										17,500,000
Preferred stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares										100,000
Public Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares) | shares	1
Derivative Warrant Liability
Business Acquisition [Line Items]
Class of warrant forfeited (in warrants) | shares				555,791	555,791	555,791	555,791	555,791	555,791
Legacy TOI Earnout Shares
Business Acquisition [Line Items]
Contingent consideration, liability (in shares) | shares							12,500,000
Oncology Association PA
Business Acquisition [Line Items]
Fair value of total consideration transferred											$ 500
Weighted average useful life											10 years
Raiker
Business Acquisition [Line Items]
Total consideration transferred												$ 1,710
Cash												892
Deferred consideration												$ 818
Number of installments | installment												2
Tax deductible goodwill													1,454		1,453
Grant
Business Acquisition [Line Items]
Total consideration transferred					$ 1,049
Cash					849
Deferred consideration					200
Number of installments | installment								2
Tax deductible goodwill													550		550
Weighted average useful life				10 years
Orr
Business Acquisition [Line Items]
Total consideration transferred					1,016
Cash					816
Deferred consideration					$ 200
Number of installments								2	2
Tax deductible goodwill													837		837
Weighted average useful life				10 years
Dave
Business Acquisition [Line Items]
Total consideration transferred			$ 2,750
Cash			2,000
Deferred consideration			$ 750
Number of installments | installment			3
Tax deductible goodwill													2,645		2,645
Yang
Business Acquisition [Line Items]
Total consideration transferred		$ 7,115
Cash		4,615
Deferred consideration		$ 2,500
Number of installments | installment		2
Tax deductible goodwill													$ 6,913		$ 6,913
Weighted average useful life		10 years